Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Preferred stock - par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000	10,000,000
Preferred stock shares issued	4,540	4,540
Preferred stock shares outstanding	4,540	4,540
Common stock - par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	151,664,942	136,714,942
Common stock shares outstanding	151,664,942	136,714,942
Series D Convertible Preferred Stock
Redemption amount	$ 12,000	$ 12,000
Preferred stock shares issued	1,200	1,200
Preferred stock shares outstanding	1,200	1,200